Submission	Nov. 28, 2025
Submission [Line Items]
Central Index Key	0001520358
Registrant Name	Mama's Creations, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A